UNITED STATES
					SECURITIES AND EXCHANGE COMMISSION
						Washington, D.C. 20549

							   FORM 13F

						FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  December 31, 2004

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
						    [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Fairholme Capital Management L.L.C.
Address: 51 JFK Parkway
         Short Hills, New Jersey 07078

13F File Number:   28-6994

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Bruce Berkowitz
Title:  Managing Member
Phone:  973-379-6557
Signature,  Place,  and Date of Signing:

Bruce Berkowitz, Short Hills, New Jersey  February 14, 2004

Report Type  (Check only one.):

[ x ]         13F HOLDINGS REPORT.

[   ]         13F NOTICE.

[   ]         13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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					FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:    0

Form 13F Information Table Entry Total: 37

Form 13F Information Table Value Total: $1,609,473

List of Other Included Managers:

No.  13F File Number   Name:


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
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALLEGHANY CORP DEL             COM              017175100      916 3212.0000SH       SOLE                   1.0000         3211.0000
AT&T CORP COM                  COM              001957505    19089 1001500.0000SH    SOLE              682000.0000        381500.000
BERKSHIRE HATHAWAY CL A        COM              084670108   180019 2048.0000SH       SOLE                 360.0000         1688.0000
BERKSHIRE HATHAWAY CL B        COM              084670207   104874 35720.0000SH      SOLE                8697.0000        27523.0000
CANADIAN NAT RES LTD COM       COM              136385101    27980 654200.0000SH     SOLE              303800.0000        392400.000
CITIBANK WEST FSB-SCLP         COM              17306J202        6 12000.0000SH      SOLE                                 12000.0000
CITIGROUP                      COM              172967101      289 6005.0000SH       SOLE                   5.0000         6000.0000
COCA COLA CO                   COM              191216100      724 17397.0000SH      SOLE                  77.0000        17320.0000
DAILY JOURNAL CORP COM         COM              233912104     1556 42925.0000SH      SOLE               33925.0000         9000.0000
DUKE ENERGY CORP COM           COM              264399106     6017 237540.0000SH     SOLE              150000.0000        87540.0000
ECHOSTAR COMMNTNS NEW CL A     COM              278762109    11556 347550.0000SH     SOLE              165200.0000        182350.000
ETHAN ALLEN INTERIORS COM      COM              297602104     2913 72800.0000SH      SOLE               65500.0000         7300.0000
FIRST UNION REAL ESTATE EQ&MTG COM              337400105     3493 926615.0000SH     SOLE              570684.0000        355931.000
GLADSTONE CAPITAL CORP COM     COM              376535100     6458 272475.0000SH     SOLE              152575.0000        119900.000
GLADSTONE COML CORP COM        COM              376536108     6840 400000.0000SH     SOLE              400000.0000
GOLDEN WEST FINL DEL COM       COM              381317106      482 7852.0000SH       SOLE                 266.0000         7586.0000
GYRODYNE CO AMER INC COM       COM              403820103      438 11026.0000SH      SOLE                 770.0000        10256.0000
HEALTH MGMT ASSOC INC CL A     COM              421933102     4224 185900.0000SH     SOLE              124000.0000        61900.0000
HOMEFED CORP                   COM              43739D307    16033 320664.0000SH     SOLE              241295.0000        79369.0000
HSBC HLDGS PLC SPON ADR NEW    COM              404280406     2685 31537.0000SH      SOLE                 133.0000        31404.0000
LEUCADIA NATL                  COM              527288104   270203 3888931.0000SH    SOLE             1593315.0000        2315616.00
MARKEL CORP                    COM              570535104      714 1961.0000SH       SOLE                   1.0000         1960.0000
MCI INC COM                    COM              552691107   224287 11125335.0000SH   SOLE             5188728.0000        6473807.00
MERCURY GENL CORP NEW          COM              589400100    60670 1012522.0000SH    SOLE              133752.0000        878770.000
MERITOR SVGS BK PA COM         COM              590007100      197 43645.0000SH      SOLE                5000.0000        38645.0000
MICRON TECHNOLOGY INC          COM              595112103      247 20000.0000SH      SOLE                                 20000.0000
MORGAN STAN DEAN WITTR NEW     COM              617446448      223 4010.0000SH       SOLE                  10.0000         4000.0000
RLI CORP                       COM              749607107      208 5002.0000SH       SOLE                   2.0000         5000.0000
SAFETY INS GROUP INC COM (REST COM              78648T100    38807 1238649.0000SH    SOLE             1238649.0000
SYSTEMAX INC                   COM              871851101      275 37500.0000SH      SOLE                                 37500.0000
USA MOBILITY INC               COM              90341G103     6329 179241.0000SH     SOLE              179241.0000
WELLS FARGO & CO               COM              949746101     7235 116410.0000SH     SOLE                  50.0000        116360.000
WELLSFORD REAL PPTYS COM       COM              950240101      163 11331.0000SH      SOLE                 275.0000        11056.0000
WESCO FINL CORP COM            COM              950817106      669 1702.0000SH       SOLE                   2.0000         1700.0000
WHITE MTNS INS GROUP LTD       COM              G9618E107    61443 95113.0000SH      SOLE               83500.0000        11613.0000
HOUSEHOLD CAP TR               PFD              44180s207      741    28800 SH       SOLE                                      28800
CITIGROUP INC LITIGATION WT EX WT               172967127      470   331000 SH       SOLE                   329000              2000
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